Basis of preparation and accounting policies - Reconciliation Net Result under IFRS-EU and IFRS-IASB (Detail) - EUR (€) € in Millions	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Disclosure Of Reconciliation Net Result Eu Ifrs And Iasb Ifrs [abstract]
In accordance with IFRS-EU	€ 969	€ 2,556
Adjustment of the EU IAS 39 carve-out	(493)	(1,093)
Tax effect of the adjustment	115	243
Effect of adjustment after tax	(379)	(850)
In accordance with IFRS-IASB (attributable to the shareholders of the parent)	591	1,707
Non-controlling interests	36	47
In accordance with IFRS-IASB Total net result	€ 626	€ 1,754